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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05845

Invesco Senior Loan Fund

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E.

Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Colin Meadows

1555 Peachtree Street, N.E.

Atlanta, Georgia 30309

(Name and address of agent for service)

(713) 626-1919

(Registrant’s telephone number, including area code)

Date of fiscal year end: 2/28

Date of reporting period: 05/31/14

Item 1. Schedule of Investments.

Invesco Senior Loan Fund
Quarterly Schedule of Portfolio Holdings May 31, 2014

invesco.com/us	VK-SLO-QTR-1 5/14	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Variable Rate Senior Loan Interests–101.23%(a)(b)

Aerospace & Defense–2.52%

CAMP International Holding Co., First Lien Term Loan	4.75%	05/31/19	$2,355	$2,368,532
Second Lien Term Loan (Acquired 12/02/13; Cost $178,914)	8.25%	11/30/19	179	183,381
Consolidated Aerospace Manufacturing, LLC, Term Loan (Acquired 02/28/14; Cost $1,247,154)	5.00%	03/27/20	1,253	1,253,304
DAE Aviation Holdings, Inc., Term Loan B-1	5.00%	11/02/18	3,208	3,251,674
Term Loan B-2	5.00%	11/02/18	1,260	1,277,366
IAP Worldwide Services, First Lien Term Loan (Acquired 01/19/06-10/28/10; Cost $6,788,038)*	0.00%	12/31/15	6,780	2,045,177
Second Lien Term Loan (c)	—	06/30/16	4,056	81,114
Landmark U.S. Holdings LLC, First Lien Term Loan	4.75%	10/25/19	3,940	3,948,970
Term Loan	4.75%	10/25/19	266	266,412
LMI Aerospace, Inc., Term Loan	4.75%	12/28/18	1,164	1,147,040
PRV Aerospace, LLC, Term Loan	6.50%	05/09/18	3,449	3,455,574
Sequa Corp., Term Loan	5.25%	06/19/17	3,378	3,348,783
Transdigm Inc., Term Loan C	3.75%	02/28/20	10,360	10,316,971
				32,944,298

Air Transport–0.71%

Delta Air Lines, Inc., Revolver Loan (d)	0.00%	04/20/16	8,340	8,111,113
Revolver Loan (d)	0.00%	10/18/17	1,227	1,177,479
				9,288,592

Automotive–5.24%

Affinia Group Inc., Term Loan B-2	4.75%	04/25/20	957	963,311
American Tire Distributors, Inc., Term Loan	5.75%	06/01/18	1,451	1,458,370
August U.S. Holding Co., Inc., First Lien Term Loan B-1 (Acquired 05/03/12; Cost $993,254)	5.00%	04/27/18	1,006	1,010,270
Second Lien Term Loan	10.50%	04/26/19	1,476	1,490,851
Second Lien Term Loan	10.50%	04/26/19	483	488,155
Term Loan B-1 (Acquired 05/03/12; Cost $764,060)	5.00%	04/27/18	774	777,154
Autoparts Holdings Ltd., First Lien Term Loan	6.50%	07/29/17	2,824	2,833,239
BBB Industries, LLC, Term Loan	5.50%	03/27/19	3,130	3,141,392
Dexter Axle Co., Term Loan	4.50%	02/28/20	1,998	1,988,194
Federal-Mogul Corp., Term Loan C	4.75%	04/15/21	21,275	21,236,697
Goodyear Tire & Rubber Co., Second Lien Term Loan	4.75%	04/30/19	3,831	3,855,496
KAR Auction Services, Inc., Term Loan B-2	3.50%	03/11/21	1,928	1,923,442
Key Safety Systems, Inc., Term Loan	4.75%	05/10/18	2,555	2,567,413
Metaldyne, LLC, Term Loan	4.25%	12/18/18	3,315	3,324,920
Schaeffler AG (Germany), Term Loan E (c)	—	05/15/20	3,668	3,692,528
TI Group Automotive Systems, LLC, Term Loan	5.50%	03/28/19	7,767	7,823,291
Tower Automotive Holdings USA, LLC, Term Loan	4.00%	04/23/20	4,424	4,416,609
Transtar Holding Co., First Lien Term Loan	5.75%	10/09/18	4,330	4,329,743
Second Lien Term Loan	10.00%	10/09/19	1,271	1,268,262
				68,589,337

Beverage & Tobacco–0.14%

DS Services of America, Inc., Term Loan B	5.25%	08/30/20	1,782	1,804,704

Building & Development–2.22%

Axia Inc., PIK Second Lien Term Loan A (Acquired 05/30/08-03/31/14; Cost $1,433,885)(e)(f)	5.00%	03/11/16	529	528,889
Second Lien Term Loan B (Acquired 05/30/08; Cost $2,340,093)(f)	5.00%	03/12/16	814	813,704

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Building & Development–(continued)

Capital Automotive L.P., Second Lien Term Loan	6.00%	04/30/20	$3,244	$3,316,721
Lake at Las Vegas Joint Venture, LLC, Exit Revolver Loan (d)	0.00%	02/28/17	16	5,847
PIK Exit Revolver Loan (e)	5.00%	02/28/17	216	77,798
Quikrete Holdings, Inc., First Lien Term Loan	4.00%	09/28/20	7,030	7,037,353
Second Lien Term Loan	7.00%	03/26/21	1,190	1,221,068
Re/Max International, Inc., Term Loan	4.00%	07/31/20	2,477	2,479,297
Realogy Corp., Extended Synthetic LOC (Acquired 08/08/12; Cost $613)	4.40%	10/10/16	1	626
Term Loan B	3.75%	03/05/20	10,228	10,248,967
Tamarack Resort LLC, PIK Term Loan A (Acquired 03/07/14; Cost $54,027)(e)	8.00%	03/07/16	54	54,000
PIK Term Loan B (Acquired 03/07/14; Cost $15,406)(e)	6.50%	02/28/19	700	0
Valleycrest Companies LLC, Term Loan	5.50%	06/13/19	1,215	1,216,941
WireCo WorldGroup Inc., Term Loan	6.00%	02/15/17	2,098	2,115,421
				29,116,632

Business Equipment & Services–11.45%

4L Technologies Inc., Term Loan	5.50%	05/08/20	4,342	4,351,263
Accelya International S.A. (Luxembourg), Term Loan A1	5.08%	03/06/20	1,619	1,621,257
Term Loan A2	5.08%	03/06/20	560	560,321
Advantage Sales & Marketing Inc., Second Lien Term Loan	8.25%	06/17/18	663	667,578
Asurion LLC, Incremental Term Loan B-1	5.00%	05/24/19	12,444	12,503,542
Incremental Term Loan B-2	4.25%	07/08/20	13,978	13,937,295
Second Lien Term Loan	8.50%	03/03/21	17,707	18,231,149
AVSC Holding Corp., First Lien Term Loan	4.50%	01/25/21	1,697	1,700,738
Brickman Group Ltd. LLC, Second Lien Term Loan	7.50%	12/17/21	768	784,498
Brock Holdings III, Inc., First Lien Term Loan	6.00%	03/16/17	407	408,078
Caraustar Industries, Inc., Term Loan	7.50%	05/01/19	2,681	2,718,827
Checkout Holding Corp., Second Lien Term Loan	7.75%	04/11/22	2,361	2,358,523
Term Loan B	4.50%	04/09/21	3,982	3,992,447
Connolly Corp., First Lien Term Loan	5.00%	05/14/21	3,763	3,803,418
Second Lien Term Loan	8.00%	05/14/22	2,343	2,375,359
Crossmark Holdings, Inc., First Lien Term Loan	4.50%	12/20/19	2,332	2,315,933
Second Lien Term Loan	8.75%	12/21/20	826	823,787
Expert Global Solutions, Inc., First Lien Term Loan B	8.50%	04/03/18	6,661	6,444,479
First Data Corp., Extended Term Loan	4.15%	03/24/21	3,066	3,072,922
Term Loan	4.15%	03/23/18	19,047	19,082,385
Genesys Telecom Holdings, U.S., Inc., Delayed-Draw Term Loan	4.50%	11/13/20	2,494	2,506,947
Information Resources, Inc., Term Loan	4.75%	09/30/20	2,750	2,756,494
Inmar, Inc., Second Lien Term Loan	8.00%	01/27/22	197	196,147
Term Loan	4.25%	01/27/21	1,587	1,578,116
Kronos Inc., First Lien Incremental Term Loan	4.50%	10/30/19	8,037	8,075,165
Second Lien Term Loan	9.75%	04/30/20	1,490	1,553,579
Learning Care Group (US) No. 2 Inc., Term Loan	5.50%	05/05/21	1,593	1,618,883
Sensus USA, Inc., First Lien Term Loan	4.75%	05/09/17	2,334	2,339,341
Servicemaster Co. (The), Term Loan B	4.40%	01/31/17	2,142	2,148,150
Term Loan C	4.25%	01/31/17	7,237	7,244,661

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Business Equipment & Services–(continued)

SourceHOV LLC, First Lien Term Loan B	5.25%	04/30/18	$2,124	$2,138,495
Second Lien Term Loan	8.75%	04/30/19	352	356,778
SunGard Data Systems Inc., Term Loan C	3.90%	02/28/17	924	926,902
TNS Inc., First Lien Term Loan	5.00%	02/14/20	2,505	2,520,846
Second Lien Term Loan	9.00%	08/14/20	237	239,403
Trans Union LLC, Term Loan	4.00%	04/09/21	7,494	7,483,739
Wash MultiFamily Laundry Systems, LLC, Term Loan (Acquired 02/14/13; Cost $1,325,721)	4.50%	02/21/19	1,328	1,328,355
West Corp., Extended Revolver Loan (d)	0.00%	01/15/16	3,192	3,096,655
				149,862,455

Cable & Satellite Television–3.02%

ION Media Networks, Inc., Term Loan	5.00%	12/18/20	6,920	6,989,515
MCC Iowa, Term Loan D-1	1.88%	01/31/15	819	819,361
Mediacom Illinois LLC, Term Loan E	3.13%	10/23/17	3,942	3,954,545
Virgin Media Investment Holdings Ltd. (United Kingdom), Term Loan B	3.50%	06/07/20	5,318	5,282,583
WideOpenWest Finance, LLC, Term Loan B	4.75%	04/01/19	5,866	5,904,702
Ziggo B.V. (Netherlands), Term Loan B1	3.25%	01/15/22	6,208	6,127,700
Term Loan B2	3.25%	01/15/22	4,001	3,948,805
Term Loan B3 (c)	—	01/15/22	6,580	6,494,374
				39,521,585

Chemicals & Plastics–4.81%

Allnex & Cy S.C.A., Second Lien Term Loan	8.25%	04/03/20	463	476,183
Term Loan B-1	4.50%	10/03/19	1,318	1,324,029
Term Loan B-2	4.50%	10/03/19	684	686,975
Arysta LifeScience SPC, LLC, First Lien Term Loan	4.50%	05/29/20	8,104	8,131,103
Second Lien Term Loan	8.25%	11/30/20	1,087	1,102,370
Ascend Performance Materials Operations LLC, Term Loan B	6.75%	04/10/18	6,334	6,302,723
Chromaflo Technologies Corp., First Lien Term Loan B	4.50%	12/02/19	1,507	1,508,354
Second Lien Term Loan (Acquired 11/20/13; Cost $561,549)	8.25%	06/02/20	564	569,842
Emerald Performance Materials, LLC, First Lien Term Loan (Acquired 05/15/12; Cost $3,084,128)	6.75%	05/18/18	3,093	3,116,192
HII Holding Corp., First Lien Term Loan	4.00%	12/20/19	1,920	1,924,962
Huntsman International LLC, Term Loan (c)	—	10/15/20	12,859	12,915,110
Ineos Holdings Ltd., Term Loan	3.75%	05/04/18	4,246	4,226,853
Kronos Worldwide, Inc., Term Loan	4.75%	02/18/20	1,152	1,165,251
MacDermid, Inc., First Lien Term Loan B	4.00%	06/07/20	2,224	2,226,405
Momentive Performance Materials USA Inc., DIP Term Loan	4.00%	04/15/15	532	533,432
Otter Products, LLC, Term Loan	5.25%	04/29/19	1,080	1,081,478
Oxea Finance LLC, First Lien Term Loan B-2 (Acquired 06/18/13; Cost $3,582,810)	4.25%	01/15/20	3,591	3,597,373
Second Lien Term Loan	8.25%	07/15/20	1,630	1,651,175
Tata Chemicals North America Inc., Term Loan	3.75%	08/07/20	1,225	1,224,484
Univar Inc., Term Loan B	5.00%	06/30/17	6,009	6,028,648
WNA Holdings, Inc., Second Lien Term Loan	8.50%	12/07/20	672	683,959
Term Loan	4.50%	06/07/20	1,045	1,048,510
Term Loan	4.50%	06/07/20	1,443	1,447,130
				62,972,541

Clothing & Textiles–0.23%

ABG Intermediate Holdings 2 LLC, First Lien Term Loan (c)	—	05/27/21	2,015	2,009,653
Second Lien Term Loan (c)	—	05/27/22	957	956,874
				2,966,527

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Conglomerates–0.49%

CeramTec Acquisition Corp., Term Loan B-1	4.25%	08/30/20	$1,333	$1,336,739
Term Loan B-2	4.25%	08/30/20	132	132,476
Term Loan B-3	4.25%	08/30/20	404	405,210
Epiq Systems, Inc., Term Loan (Acquired 08/23/13; Cost $3,013,435)	4.25%	08/27/20	3,041	3,048,206
Polymer Group, Inc., Term Loan	5.25%	12/19/19	1,521	1,532,024
				6,454,655

Containers & Glass Products–2.09%

Ardagh Glass Finance PLC, Term Loan	4.25%	12/17/19	982	985,663
Berlin Packaging, LLC, First Lien Term Loan	4.75%	04/02/19	2,885	2,911,597
Second Lien Term Loan	8.75%	04/02/20	1,054	1,072,916
Berry Plastics Group, Inc., Term Loan E	3.75%	01/06/21	4,803	4,789,032
BWAY Holding Co., Term Loan	4.50%	08/06/17	184	185,009
Consolidated Container Co. LLC, Term Loan	5.00%	07/03/19	1,604	1,607,790
Devix US, Inc., First Lien Term Loan B	4.25%	04/30/21	1,115	1,125,557
Second Lien Term Loan (c)	—	05/02/22	744	746,113
Exopack Holdings S.A., Term Loan	5.25%	05/08/19	1,781	1,808,444
Hoffmaster Group, Inc., First Lien Term Loan	5.25%	05/09/20	2,217	2,219,655
Second Lien Term Loan	10.00%	05/09/21	469	470,971
Libbey Glass, Inc., Term Loan	3.75%	04/09/21	14	13,583
Pertus Sechzehnte GmbH (Germany), Term Loan B2A	4.53%	12/14/16	4,045	4,054,592
Term Loan C2A	4.78%	06/14/17	4,045	4,054,593
Ranpak Corp., First Lien Term Loan	4.50%	04/23/19	610	613,582
Second Lien Term Loan	8.50%	04/23/20	717	731,767
				27,390,864

Cosmetics & Toiletries–0.40%

Marietta Intermediate Holding Corp., First Lien Term Loan B (Acquired 12/22/04-02/06/13; Cost $10,341,201) (f)	7.00%	02/19/15	3,204	3,187,714
Vogue International LLC, Term Loan B	5.25%	02/14/20	2,020	2,032,542
				5,220,256

Drugs–2.91%

BPA Laboratories, First Lien Term Loan	2.73%	04/29/20	2,466	2,238,199
Second Lien Term Loan	2.73%	04/29/20	2,144	1,758,473
Catalent Pharma Solutions, Inc., Term Loan (c)	—	05/20/21	2,802	2,819,484
Grifols Worldwide Operations USA, Inc., Term Loan B	3.15%	02/27/21	13,537	13,497,797
Ikaria, Inc., Second Lien Term Loan	8.75%	02/14/22	197	200,500
Millennium Laboratories, LLC, Term Loan B	5.25%	04/16/21	11,953	12,049,901
Valeant Pharmaceuticals International, Inc. (Canada), Series E-1, Term Loan B	3.75%	08/05/20	5,537	5,537,119
				38,101,473

Electronics & Electrical–6.26%

Aeroflex Inc., Term Loan B-1	4.50%	11/09/19	729	731,242
Blackboard Inc., Term Loan B-3	4.75%	10/04/18	8,837	8,900,813
BMC Software Finance, Inc., Term Loan	5.00%	09/10/20	2,006	2,014,766
DEI Sales, Inc., Term Loan	5.75%	07/13/17	3,410	3,374,216
Dell International LLC, Term Loan C	3.75%	10/29/18	11,650	11,632,232
Deltek, Inc., First Lien Term Loan	4.50%	10/10/18	3,922	3,933,093
Fidji Luxembourg BC4 S.a.r.l. (Luxembourg), Term Loan	6.25%	12/24/20	2,413	2,433,058
Freescale Semiconductor, Inc., Term Loan B-4	4.25%	02/28/20	14,593	14,641,714
Term Loan B-5	5.00%	01/15/21	2,374	2,389,778

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Electronics & Electrical–(continued)

Infor (US), Inc., Term Loan B-3	3.75%	06/03/20	$1,651	$1,641,270
Term Loan B-5	3.75%	06/03/20	251	249,223
Mirion Technologies, Inc., Term Loan	5.75%	03/30/18	4,058	4,073,409
Oberthur Technologies of America Corp., Term Loan B-2	4.50%	10/18/19	1,261	1,269,445
Omnitracs, Inc., Term Loan	4.75%	11/25/20	1,643	1,656,271
RP Crown Parent, LLC, First Lien Term Loan	6.00%	12/21/18	8,902	8,906,450
Second Lien Term Loan	11.25%	12/21/19	880	885,256
Ship Luxco 3 S.a.r.l. (Luxembourg), Term Loan	4.50%	11/29/19	1,111	1,117,871
Term Loan B2A-II	5.25%	11/30/19	1,088	1,098,299
Term Loan C2	4.75%	11/30/19	2,114	2,131,125
Skillsoft Corp., Second Lien Term Loan	7.75%	04/28/22	1,587	1,577,404
Term Loan	4.50%	04/28/21	5,269	5,280,114
Sybil Software LLC, Term Loan	5.00%	03/20/20	2,038	2,042,822
				81,979,871

Financial Intermediaries–3.39%

Intertrust Group B.V. (Netherlands), Second Lien Term Loan 2	8.00%	04/16/22	1,891	1,900,060
Term Loan B5	4.42%	04/16/21	1,436	1,441,389
iPayment Inc., Term Loan	6.75%	05/08/17	4,784	4,734,208
MoneyGram International, Inc., Term Loan	4.25%	03/27/20	8,196	8,088,752
Nuveen Investments, Inc., First Lien Term Loan B	4.15%	05/13/17	16,526	16,583,017
RJO Holdings Corp., Term Loan (Acquired 12/10/10-02/08/11; Cost $5,176,398)	6.90%	12/10/15	5,210	4,923,854
Term Loan (Acquired 12/10/10-01/21/11; Cost $95,948)	11.00%	12/10/15	151	119,167
SAM Finance Lux S.a.r.l. (Luxembourg), Term Loan	4.25%	12/17/20	3,142	3,157,531
Transfirst Holdings, Inc., First Lien Term Loan B-2	4.00%	12/27/17	700	700,872
Second Lien Term Loan B-1	7.50%	06/27/18	2,667	2,692,159
				44,341,009

Food & Drug Retailers–0.35%

Rite Aid Corp., Second Lien Term Loan 1	5.75%	08/21/20	1,939	1,984,580
Supervalu Inc., Term Loan	4.50%	03/21/19	2,598	2,601,189
				4,585,769

Food Products–3.55%

AdvancePierre Foods, Inc., First Lien Term Loan	5.75%	07/10/17	8,010	8,012,984
Second Lien Term Loan	9.50%	10/10/17	859	832,839
Big Heart Pet Brands, Term Loan	3.50%	03/09/20	4,394	4,362,501
Candy Intermediate Holdings, Inc., Term Loan	7.50%	06/18/18	3,647	3,515,928
CSM Bakery Supplies LLC, Term Loan	4.75%	07/03/20	5,070	5,107,439
Del Monte Foods, Inc., First Lien Term Loan	4.25%	02/18/21	2,355	2,356,073
Second Lien Term Loan	8.25%	08/18/21	1,916	1,899,663
Diamond Foods, Inc., Term Loan	4.25%	08/20/18	820	821,007
Dole Food Co., Inc., Term Loan B	4.50%	11/01/18	5,634	5,643,729
H.J. Heinz Co., Revolver Loan (d)	0.00%	06/07/18	7,972	7,852,196
JBS USA, LLC, Incremental Term Loan	3.75%	09/18/20	1,334	1,333,264
Term Loan	3.75%	05/25/18	3,068	3,068,488
New HB Acquisition, LLC, Term Loan B	6.75%	04/09/20	1,545	1,608,276
				46,414,387

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Food Service–2.45%

Aramark Corp., Term Loan F	3.25%	02/24/21	$1,081	$1,075,264
ARG IH Corp., Term Loan	5.00%	11/15/20	525	528,292
CEC Entertainment, Inc., Term Loan B	4.25%	02/12/21	2,468	2,452,228
Restaurant Holding Co., LLC, Term Loan	8.75%	02/28/19	2,050	2,042,251
Seminole Hard Rock Entertainment, Inc., Term Loan	3.50%	05/14/20	1,156	1,152,101
Steak n Shake Operations, Inc., Term Loan	4.75%	03/19/21	1,488	1,486,425
US Foods, Inc., Incremental Term Loan	4.50%	03/31/19	10,646	10,671,728
Weight Watchers International, Inc., Term Loan B-2	4.00%	04/02/20	16,012	12,705,229
				32,113,518

Forest Products–0.31%

NewPage Corp., Term Loan	9.50%	02/11/21	2,767	2,766,747
Xerium Technologies, Inc., Term Loan	5.75%	05/17/19	1,210	1,221,096
				3,987,843

Health Care–7.73%

Accellent Inc., Second Lien Term Loan	7.50%	03/12/22	1,265	1,259,528
Term Loan	4.50%	03/12/21	5,918	5,887,981
Alere Inc., Incremental Term Loan B-1	4.25%	06/30/17	445	446,130
Incremental Term Loan B-2	4.25%	06/30/17	2,263	2,269,273
Term Loan B	4.25%	06/30/17	715	716,681
ATI Holdings, Inc., Term Loan	5.00%	12/20/19	1,368	1,383,855
Biomet, Inc., Term Loan B-2	3.66%	07/25/17	7,830	7,852,366
Carestream Health, Inc., First Lien Term Loan	5.00%	06/07/19	5,413	5,431,909
Community Health Systems, Inc., Term Loan D	4.25%	01/27/21	8,923	8,984,537
Term Loan E	3.48%	01/25/17	961	963,671
DJO Finance LLC, Term Loan B	4.25%	09/15/17	7,753	7,788,949
Drumm Investors LLC, Term Loan	6.75%	05/04/18	927	928,962
Kindred Healthcare, Inc., Term Loan	4.00%	04/09/21	6,651	6,631,373
Kinetic Concepts, Inc., Term Loan E1	4.00%	05/04/18	20,420	20,483,822
Knowledge Universe Education LLC, Term Loan	5.25%	03/18/21	1,385	1,399,240
MPH Acquisition Holdings LLC, Term Loan	4.00%	03/31/21	7,820	7,778,639
Surgical Care Affiliates, LLC, Extended Revolver Loan B (d)	0.00%	06/30/16	3,000	2,981,025
Extended Term Loan B	4.23%	12/29/17	6,921	6,934,119
TriZetto Group, Inc., Second Lien Term Loan	8.50%	03/28/19	3,223	3,251,150
Term Loan	4.75%	05/02/18	4,704	4,720,603
Western Dental Services, Inc., Term Loan	6.00%	11/01/18	3,066	3,080,523
				101,174,336

Home Furnishings–0.21%

Britax Group Ltd., Term Loan	4.50%	10/15/20	532	501,829
Mattress Holding Corp., Term Loan B-2 (c)	—	01/18/16	555	557,923
Serta Simmons Holdings, LLC, Term Loan	4.25%	10/01/19	1,713	1,717,866
				2,777,618

Industrial Equipment–2.45%

Alliance Laundry Systems LLC, First Lien Term Loan	4.25%	12/10/18	422	422,441
Second Lien Term Loan	9.50%	12/10/19	783	795,782
Apex Tool Group, LLC, Term Loan	4.50%	01/31/20	3,271	3,192,043
Crosby US Acquisition Corp., First Lien Term Loan	4.00%	11/23/20	2,576	2,571,924
Second Lien Term Loan	7.00%	11/22/21	1,081	1,089,798
Doncasters US Finance LLC, Term Loan B	4.50%	04/09/20	3,276	3,289,845
Doosan Infracore International, Inc., Term Loan B (c)	—	05/28/21	4,163	4,183,578

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Industrial Equipment–(continued)

Filtration Group Corp., First Lien Term Loan	4.50%	11/20/20	$1,131	$1,139,977
Second Lien Term Loan	8.25%	11/22/21	568	580,702
Gardner Denver, Inc., Term Loan	4.25%	07/30/20	1,500	1,500,593
Grede Holdings LLC, Term Loan B	5.63%	05/02/18	3,754	3,764,631
Husky Injection Molding Systems Ltd., Term Loan	4.25%	07/02/18	635	636,820
MX Holdings US, Inc., Term Loan B-1	4.50%	08/14/20	2,554	2,563,414
North American Lifting Holdings, Inc., First Lien Term Loan	5.50%	11/27/20	2,174	2,202,271
QS0001 Corp., First Lien Term Loan	4.25%	11/09/18	2,109	2,114,776
Tank Holding Corp., Term Loan	4.25%	07/09/19	631	630,921
Unifrax Holding Co., Term Loan	4.25%	11/28/18	148	148,422
Virtuoso US LLC, Term Loan	4.75%	02/11/21	1,257	1,265,547
				32,093,485

Insurance–0.30%

Applied Systems, Inc., Second Lien Term Loan	7.50%	01/23/22	794	809,579
Cooper Gay Swett & Crawford Ltd., First Lien Term Loan	5.00%	04/16/20	2,136	2,072,032
Second Lien Term Loan	8.25%	10/16/20	1,135	1,100,793
				3,982,404

Leisure Goods, Activities & Movies–2.67%

Alpha Topco Ltd. (United Kingdom), Term Loan B	4.50%	04/30/19	11,900	11,943,152
Bauer Performance Sports Ltd. (Canada), Term Loan	4.50%	04/15/21	1,836	1,839,830
CWGS Group, LLC, Term Loan	5.75%	02/20/20	4,499	4,549,579
Dorna Sports, S.L. (Spain), Term Loan B	4.30%	04/30/21	1,395	1,405,832
Equinox Holdings Inc., First Lien Term Loan	4.25%	01/31/20	1,905	1,906,912
Revolver Loan	0.50%	02/01/18	1,112	1,029,039
Live Nation Entertainment, Inc., Term Loan B-1	3.50%	08/17/20	4,525	4,521,501
Merlin Entertainments Group Luxembourg 2 S.a.r.l. (Luxembourg), Term Loan B1	3.40%	07/03/19	3,639	3,647,396
Sabre Inc., Term Loan B	4.25%	02/19/19	4,075	4,084,966
				34,928,207

Lodging & Casinos–4.16%

Bally Technologies, Inc., Term Loan B	4.25%	11/25/20	7,798	7,831,747
Belmond Interfin Ltd. (Bermuda), Term Loan	4.00%	03/21/21	1,410	1,416,091
Boyd Acquisition Sub, LLC, Term Loan B	4.25%	11/20/17	265	265,840
Caesars Growth Properties Holdings, LLC, Term Loan B	6.25%	05/08/21	4,167	4,152,822
Cannery Casino Resorts, LLC, First Lien Term Loan	6.00%	10/02/18	2,884	2,899,680
Centaur Acquisition, LLC, First Lien Term Loan	5.25%	02/20/19	2,322	2,330,904
Four Seasons Holdings Inc. (Canada), Second Lien Term Loan	6.25%	12/27/20	1,469	1,492,645
Great Wolf Resorts, Inc., Term Loan B	4.50%	08/06/20	1,088	1,091,944
Harrah’s Operating Co., Inc., Term Loan B-5	4.40%	01/28/18	2,835	2,619,381
Term Loan B-6	5.40%	01/28/18	2,240	2,093,413
La Quinta Intermediate Holdings LLC, Term Loan	4.00%	04/14/21	6,580	6,592,741
Scientific Games International, Inc., Term Loan	4.25%	10/18/20	15,017	14,961,977
Twin River Management Group, Inc., Term Loan	5.25%	11/10/18	3,811	3,804,639
Yonkers Racing Corp., First Lien Term Loan	4.25%	08/20/19	2,693	2,645,956
Second Lien Term Loan	8.75%	08/20/20	295	290,147
				54,489,927

Nonferrous Metals & Minerals–1.37%

Alpha Natural Resources, Inc., Term Loan B	3.50%	05/22/20	3,330	3,233,021
Arch Coal, Inc., Term Loan	6.25%	05/16/18	3,914	3,859,704
Noranda Aluminum Acquisition Corp., Term Loan B	5.75%	02/28/19	4,745	4,558,961
Walter Energy, Inc., Term Loan B	7.25%	04/02/18	6,460	6,275,468
				17,927,154

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oil & Gas–6.70%

Ameriforge Group Inc., First Lien Term Loan	5.00%	12/19/19	$33	$32,951
Atlas Energy, L.P., Term Loan	6.50%	07/31/19	1,506	1,530,303
Bronco Midstream Funding, LLC, Term Loan	5.00%	08/15/20	3,729	3,747,345
Buffalo Gulf Coast Terminals LLC, Term Loan (Acquired 10/31/11-10/23/12; Cost $8,575,540)	5.25%	10/31/17	8,549	8,602,126
CITGO Petroleum Corp., Term Loan B	8.00%	06/24/15	1,208	1,218,781
Crestwood Holdings LLC, Term Loan B-1	7.00%	06/19/19	2,080	2,118,290
Drillships Financing Holding Inc., Term Loan B-1	6.00%	03/31/21	11,748	11,801,578
EMG Utica, LLC, Term Loan	4.75%	03/27/20	1,647	1,651,305
Fieldwood Energy LLC, Second Lien Term Loan	8.38%	09/30/20	4,665	4,814,529
Term Loan	3.88%	09/28/18	3,650	3,654,703
Glenn Pool Oil & Gas Trust I, Term Loan (Acquired 06/08/11; Cost $1,042,983)	4.50%	05/02/16	1,043	1,053,413
HGIM Corp., Term Loan B	5.50%	06/18/20	4,297	4,244,921
Jonah Energy LLC, Second Lien Term Loan	7.50%	05/12/21	2,117	2,140,730
McDermott International, Inc., Term Loan	5.25%	04/16/19	1,586	1,599,029
NGPL PipeCo LLC, Term Loan	6.75%	09/15/17	5,995	5,940,302
Obsidian Natural Gas Trust (United Kingdom), Term Loan (Acquired 05/05/11; Cost $1,603,091)	7.00%	11/02/15	1,566	1,589,264
Pacific Drilling S.A. (Luxembourg), Term Loan	4.50%	06/03/18	816	816,875
Petroleum GEO-Services ASA, Extended Term Loan	3.25%	03/15/21	2,850	2,811,556
Samson Investment Co., Second Lien Term Loan 1	5.00%	09/25/18	4,932	4,932,920
Seadrill Operating L.P., Term Loan	4.00%	02/21/21	7,342	7,323,926
Tallgrass Operations, LLC, Term Loan	4.25%	11/13/18	4,824	4,858,834
Tervita Corp. (Canada), Term Loan	6.25%	05/15/18	3,662	3,675,767
Utex Industries, Inc., First Lien Term Loan	5.00%	05/21/21	1,189	1,198,282
Second Lien Term Loan (c)	—	05/20/22	469	475,367
Western Refining, Inc., Term Loan	4.25%	11/12/20	1,908	1,917,904
WildHorse Resources, LLC, Term Loan	7.50%	12/13/18	3,950	4,006,335
				87,757,336

Publishing–5.03%

Cenveo Corp., Term Loan B	6.25%	02/13/17	6,813	6,881,287
Cygnus Business Media, Inc., Term Loan (f)	8.25%	06/30/14	4,195	2,936,384
Endurance Business Media, Inc., Term Loan (Acquired 12/14/10; Cost $8,404,910) (f)	6.50%	12/15/14	6,411	1,666,841
Getty Images, Inc., Revolver Loan (d)	0.00%	10/18/17	4,154	3,655,082
Term Loan	4.75%	10/18/19	2,039	1,972,774
Harland Clarke Holdings Corp., Term Loan B-2	5.48%	06/30/17	647	651,210
Term Loan B-4	6.00%	08/04/19	928	942,944
Interactive Data Corp., Term Loan	4.75%	05/02/21	7,027	7,089,398
MC Communications, LLC, Term Loan (Acquired 08/16/04-09/28/12; Cost $7,560,678) (g)	0.00%	03/31/15	3,623	307,917
MediMedia USA, Inc., First Lien Term Loan	8.00%	11/20/18	4,288	4,266,871
Merrill Communications LLC, Term Loan	5.75%	03/08/18	6,406	6,510,334
MTL Publishing LLC, Term Loan B-2	3.75%	06/29/18	2,078	2,073,793
Multi Packaging Solutions, Inc., Term Loan A	4.25%	09/30/20	1,062	1,064,840
Term Loan B	4.25%	09/30/20	2,227	2,233,236
Newsday, LLC, Term Loan	3.65%	10/12/16	2,103	2,111,247
ProQuest LLC, Term Loan	6.00%	04/13/18	3,295	3,317,882
Southern Graphics Inc., Term Loan	4.25%	10/17/19	3,808	3,817,580
Tribune Co., Term Loan	4.00%	12/27/20	14,321	14,340,812
				65,840,432

Radio & Television–2.96%

Clear Channel Communications, Inc., Term Loan B	3.80%	01/29/16	384	380,435
Term Loan D	6.90%	01/30/19	18,299	18,128,487
Term Loan E	7.65%	07/31/19	3,152	3,159,512
Gray Television, Inc., Term Loan	4.50%	10/11/19	839	841,850

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Radio & Television–(continued)

Lin Television Corp., Term Loan B	4.00%	12/21/18	$1,279	$1,280,892
Multicultural Radio Broadcasting, Inc., Term Loan (Acquired 12/04/12; Cost $908,139)	7.00%	06/04/17	941	939,473
NEP/NCP HoldCo, Inc., Second Lien Term Loan	9.50%	07/22/20	189	195,345
Nine Entertainment Corp., Term Loan B	3.25%	02/05/20	1,647	1,634,449
Raycom TV Broadcasting, LLC, Term Loan B	4.25%	05/31/17	3,618	3,625,187
TWCC Holding Corp., Second Lien Term Loan	7.00%	06/26/20	4,901	4,866,133
Term Loan	3.50%	02/13/17	3,671	3,649,291
				38,701,054

Retailers (except Food & Drug)–5.00%

David’s Bridal, Inc., Term Loan (d)	0.00%	10/11/17	2,300	2,222,080
Term Loan	5.00%	10/11/19	2,790	2,696,625
Lands’ End, Inc., Term Loan B	4.25%	04/02/21	2,692	2,692,975
Leonardo Acquisition Corp., Term Loan	4.25%	01/31/21	844	844,421
National Vision, Inc., First Lien Term Loan (c)	—	03/13/21	2,213	2,187,163
Nine West Holdings, Inc., Term Loan	4.75%	10/08/19	2,046	2,059,820
OSP Group, Inc., First Lien Term Loan	4.50%	03/18/21	2,261	2,269,513
Payless Inc., Second Lien Term Loan	8.50%	03/11/22	936	940,798
Term Loan	5.00%	03/11/21	4,081	4,087,758
Pep Boys - Manny, Moe & Jack, Term Loan	4.25%	10/11/18	1,907	1,918,211
Pier 1 Imports (U.S.), Inc., Term Loan	4.50%	04/30/21	1,129	1,133,214
Savers Inc., Term Loan	5.00%	07/09/19	6,370	6,404,791
Sears Holding Corp., Term Loan	5.50%	06/30/18	14,821	14,962,999
Spin Holdco Inc., First Lien Term Loan	4.25%	11/14/19	8,441	8,449,090
Stuart Weitzman Acquisition Co. LLC, Term Loan	4.50%	04/08/20	364	362,329
Toys ‘R’ US Property Co. I, LLC, Term Loan	6.00%	08/21/19	7,789	7,496,469
Toys ‘R’ US-Delaware, Inc., Term Loan	6.00%	09/01/16	1,857	1,561,552
Term Loan B-2	5.25%	05/25/18	685	534,686
Term Loan B-3	5.25%	05/25/18	88	69,015
Wilton Brands LLC, Term Loan B	7.50%	08/30/18	2,603	2,520,164
				65,413,673

Steel–0.68%

JFB Firth Rixson Inc., Term Loan	4.25%	06/30/17	1,089	1,087,082
JMC Steel Group Inc., Term Loan	4.75%	04/01/17	2,102	2,115,261
TMS International Corp., Term Loan B	4.50%	10/16/20	2,077	2,092,163
Waupaca Foundry, Inc., Term Loan	4.00%	06/29/17	3,647	3,656,368
				8,950,874

Surface Transport–1.57%

Hertz Corp. (The), Term Loan B-1	3.75%	03/11/18	34	33,541
JHCI Acquisition, Inc., First Lien Term Loan	7.00%	07/11/19	2,305	2,321,975
Kenan Advantage Group, Inc., Term Loan	3.75%	06/11/16	1,517	1,520,407
Term Loan D	3.75%	06/11/16	636	637,412
Navios Partners Finance (US) Inc., Term Loan	5.25%	06/27/18	5,568	5,637,679
Stena International S.A. (Luxembourg), Term Loan	4.00%	03/03/21	4,895	4,876,749
U.S. Shipping Corp., Term Loan	9.00%	04/30/18	5,369	5,503,516
				20,531,279

Telecommunications–5.63%

Avaya Inc., Term Loan B-3	4.73%	10/26/17	12,255	11,881,805
Term Loan B-6	6.50%	03/31/18	5,932	5,903,895
Consolidated Communications, Inc., Term Loan	4.25%	12/23/20	9,738	9,798,456
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/19	7,158	7,404,846

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Telecommunications–(continued)

Hargray Communications Group, Inc., Term Loan	4.75%	06/26/19	$2,156	$2,167,651
Level 3 Communications, Inc., Term Loan B	4.00%	01/15/20	7,756	7,782,060
Term Loan B-III	4.00%	08/01/19	70	69,716
LTS Buyer LLC, Second Lien Term Loan	8.00%	04/12/21	91	92,040
Nextgen Finance, LLC, Term Loan B (c)	—	05/29/21	3,436	3,433,769
NTELOS Inc., Term Loan B	5.75%	11/09/19	7,606	7,596,360
U.S. TelePacific Corp., Term Loan	5.75%	02/23/17	3,487	3,503,583
XO Communications, LLC, Term Loan	4.25%	03/20/21	1,538	1,546,466
Yankee Cable Acquisition, LLC, Term Loan	4.50%	03/01/20	7,155	7,187,833
Zayo Group, LLC, Term Loan	4.00%	07/02/19	5,308	5,308,482
				73,676,962

Utilities–2.23%

Calpine Construction Finance Co., L.P., Term Loan B-2	3.25%	01/31/22	4,154	4,108,494
Dynegy Inc., Term Loan B-2	4.00%	04/23/20	2,559	2,567,214
EquiPower Resources Holdings, LLC, First Lien Term Loan B	4.25%	12/21/18	580	583,037
First Lien Term Loan C	4.25%	12/31/19	3,346	3,362,534
NSG Holdings LLC, Term Loan (Acquired 12/17/12-10/04/13; Cost $1,234,836)	3.75%	12/11/19	1,242	1,246,428
Sapphire Power Finance LLC, Term Loan B	6.00%	07/10/18	2,635	2,700,237
Texas Competitive Electric Holdings Co. LLC, DIP Delayed Draw Term Loan (d)(h)	0.00%	05/05/16	581	584,244
DIP Term Loan (d)(h)	0.00%	05/05/16	753	756,862
Extended Term Loan (h)	4.65%	10/10/17	3,477	2,790,318
Term Loan (h)	4.65%	10/10/14	12,047	9,634,079
USIC Holding, Inc., First Lien Term Loan	4.00%	07/10/20	880	872,475
				29,205,922
Total Variable Rate Senior Loan Interests				1,325,106,979

Bonds & Notes–8.28%

Air Transport–0.13%

Continental Airlines, Inc. (i)	6.75%	09/15/15	1,700	1,727,625

Automotive–0.09%

Schaeffler AG (Germany) (i)	4.75%	05/15/21	1,095	1,131,135

Business Equipment & Services–0.26%

ADT Corp.	6.25%	10/15/21	1,600	1,696,000
First Data Corp. (i)	6.75%	11/01/20	1,611	1,739,880
				3,435,880

Cable & Satellite Television–0.75%

UPC Broadband Holdings, B.V. (Netherlands) (i)	6.63%	07/01/20	1,385	1,483,610
UPC Broadband Holdings, B.V. (Netherlands) (i)	6.88%	01/15/22	328	360,800
UPC Broadband Holdings, B.V. (Netherlands) (i)	7.25%	11/15/21	7,223	8,020,925
				9,865,335

Chemicals & Plastics–0.81%

Hexion Specialty Chemicals, Inc.	6.63%	04/15/20	8,757	9,271,474
Ineos Holdings Ltd. (i)	7.50%	05/01/20	291	319,373
Ineos Holdings Ltd. (i)	8.38%	02/15/19	457	503,842
Taminco Global Chemical Corp. (i)	9.75%	03/31/20	419	473,470
				10,568,159

Containers & Glass Products–1.30%

Ardagh Glass Finance PLC (i)	6.25%	01/31/19	1,051	1,087,785
Ardagh Glass Finance PLC (i)	7.00%	11/15/20	221	230,146

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Containers & Glass Products–(continued)

Reynolds Group Holdings Inc.	5.75%	10/15/20	$8,103	$8,467,635
Reynolds Group Holdings Inc.	7.88%	08/15/19	3,197	3,508,707
Reynolds Group Holdings Inc.	9.88%	08/15/19	3,309	3,656,445
				16,950,718

Electronics & Electrical–0.23%

Blackboard Inc. (i)	7.75%	11/15/19	2,799	2,952,945

Food Products–0.05%

Chiquita Brands LLC	7.88%	02/01/21	549	602,528

Forest Products–0.28%

Verso Paper Holdings LLC	11.75%	01/15/19	3,452	3,702,270

Health Care–0.56%

Biomet, Inc.	6.50%	08/01/20	866	943,940
Community Health Systems, Inc. (i)	6.88%	02/01/22	626	665,125
DJO Finance LLC	8.75%	03/15/18	2,552	2,768,920
DJO Finance LLC	9.75%	10/15/17	709	752,426
Kinetic Concepts, Inc.	10.50%	11/01/18	1,976	2,260,050
				7,390,461

Lodging & Casinos–0.08%

Harrah’s Operating Co., Inc.	8.50%	02/15/20	412	329,600
Harrah’s Operating Co., Inc.	9.00%	02/15/20	906	731,595
				1,061,195

Nonferrous Metals & Minerals–0.23%

TiZir Ltd. (United Kingdom)	9.00%	09/28/17	2,900	2,994,250

Oil & Gas–0.55%

Kinder Morgan, Inc. (i)	5.00%	02/15/21	1,428	1,445,850
Pacific Drilling S.A. (Luxembourg) (i)	5.38%	06/01/20	2,928	2,876,208
Tervita Corp. (Canada) (i)	8.00%	11/15/18	2,588	2,672,110
Western Refining, Inc.	6.25%	04/01/21	232	242,440
				7,236,608

Publishing–0.19%

Merrill Communications LLC (i)	10.00%	03/08/23	2,763	2,431,179

Radio & Television–0.30%

Sinclair Television Group, Inc.	6.38%	11/01/21	870	912,413
Univision Communications Inc. (i)	6.75%	09/15/22	2,775	3,059,437
				3,971,850

Retailers (except Food & Drug)–0.51%

Claire’s Stores Inc. (i)	6.13%	03/15/20	1,340	1,289,750
Claire’s Stores Inc. (i)	9.00%	03/15/19	2,003	2,058,083
Guitar Center, Inc. (i)	6.50%	04/15/19	2,784	2,697,000
Targus Group International, Inc. (Acquired 12/16/09-12/14/11; Cost $1,907,226) (i)	10.00%	06/14/19	672	671,748
				6,716,581

Telecommunications–1.15%

Avaya Inc. (i)	7.00%	04/01/19	1,790	1,774,139
Goodman Networks Inc. (i)	12.13%	07/01/18	971	1,075,382
Goodman Networks Inc.	12.13%	07/01/18	4,714	5,220,755
Wind Telecomunicazioni S.p.A. (Italy) (i)	6.50%	04/30/20	269	288,503
Wind Telecomunicazioni S.p.A. (Italy) (i)	7.25%	02/15/18	3,026	3,192,430
Wind Telecomunicazioni S.p.A. (Italy) (i)	7.38%	04/23/21	811	842,426

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Telecommunications–(continued)

Windstream Corp.	6.38%	08/01/23	$25	$24,719
Windstream Corp.	7.50%	06/01/22	2,483	2,672,329
				15,090,683

Utilities–0.81%

Calpine Corp. (i)	6.00%	01/15/22	538	579,695
Calpine Corp. (i)	7.50%	02/15/21	6,722	7,377,748
Calpine Corp. (i)	7.88%	01/15/23	1	360
NRG Energy Inc. (i)	6.25%	07/15/22	1,018	1,080,353
NRG Energy Inc.	6.63%	03/15/23	1,466	1,572,285
				10,610,441
Total Bonds & Notes				108,439,843

Structured Products–5.66%

Apidos Cinco CDO (i)(j)	4.48%	05/14/20	639	624,763
Apidos CLO IX (i)(j)	6.73%	07/15/23	1,767	1,771,485
Apidos CLO X (i)(j)	6.47%	10/30/22	2,238	2,249,517
Apidos CLO XI (i)(j)	5.48%	01/17/23	3,105	2,966,303
Apidos CLO XV (i)(j)	4.98%	10/20/25	4,000	3,666,684
Apidos Quattro CDO (i)(j)	3.83%	01/20/19	721	707,866
Ares XI CLO, Ltd. (i)(j)	3.23%	10/11/21	1,278	1,242,271
Atrium IV CDO Corp. (i)	9.18%	06/08/19	594	626,058
Atrium X CDO (i)(j)	4.73%	07/16/25	3,932	3,577,986
Babson CLO Ltd. 2007-I (i)(j)	3.48%	01/18/21	867	815,276
Babson CLO Ltd. 2013-II (i)(j)	4.74%	01/18/25	2,964	2,682,541
Carlyle Global Market Strategies 2012-2 (i)(j)	6.48%	07/20/23	1,021	1,027,123
Carlyle Global Market Strategies 2012-3 (i)(j)	5.73%	10/04/24	2,499	2,456,547
Carlyle Global Market Strategies 2013-1 (i)(j)	5.73%	02/14/25	1,300	1,259,387
Dryden Senior Loan Fund 2013-30 (i)(j)	5.24%	11/15/25	2,361	2,204,706
Flagship CLO VI (i)(j)	4.99%	06/10/21	1,918	1,891,376
Flagship CLO VI (i)(j)	4.99%	06/10/21	1,671	1,648,091
Gramercy Park CLO (i)(j)	5.73%	07/17/23	3,695	3,604,949
Halcyon Loan Investors CLO II, Ltd. (i)(j)	3.83%	04/24/21	2,875	2,713,221
ING IM CLO 2012-3, Ltd. (i)(j)	6.08%	10/15/22	807	805,395
ING IM CLO 2012-4, Ltd. (i)(j)	5.98%	10/15/23	3,047	3,024,250
ING IM CLO 2013-1 (i)(j)	5.24%	04/15/24	2,600	2,438,592
ING IM CLO 2013-3 (i)(j)	4.74%	01/18/26	1,989	1,797,372
ING Investment Management CLO III, Ltd. (i)(j)	3.73%	12/13/20	2,098	2,018,989
ING Investment Management CLO IV, Ltd. (i)(j)	4.48%	06/14/22	542	531,954
Keuka Park CLO 2013-1 (i)(j)	4.73%	10/21/24	412	373,035
KKR Financial CLO 2012-1 (i)(j)	5.73%	12/15/24	3,150	3,063,000
KKR Financial CLO 2013-1 (i)(j)	4.99%	07/15/25	2,393	2,189,057
Madison Park Funding X, Ltd. (i)(j)	5.48%	01/20/25	1,259	1,210,061
Octagon Investment Partners XIV Ltd. (i)(j)	5.49%	01/15/24	987	947,614
Octagon Investment Partners XIX Ltd. (i)(j)	5.08%	04/15/26	1,741	1,607,140
Octagon Investment Partners XVII Ltd. (i)(j)	4.74%	10/25/25	775	701,813
Octagon Investment Partners XVIII Ltd. (i)(j)	5.49%	12/16/24	2,964	2,811,603
Pacifica CDO VI, Ltd. (i)(j)	3.97%	08/15/21	1,059	992,405
Regatta IV Funding Ltd. 2014-1 (i)(j)	5.18%	07/25/26	1,070	968,350
Seneca Park CLO 2014-1 (i)(j)	4.92%	07/17/26	500	455,778
Sierra CLO II Ltd. (j)	3.73%	01/22/21	1,279	1,235,451
Silverado CLO 2006-II Ltd. (i)(j)	3.98%	10/16/20	1,545	1,474,886
Slater Mill Loan Fund, L.P. (i)(j)	5.73%	08/17/22	2,023	1,974,950
Symphony CLO 2014-14 (i)(j)	4.60%	07/14/26	500	450,600
Symphony CLO IX, Ltd. (i)(j)	5.23%	04/16/22	3,521	3,361,354
Symphony CLO VIII, Ltd. (i)(j)	5.98%	01/09/23	1,916	1,905,236
Total Structured Products				74,075,035

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Shares	Value

Common Stocks & Other Equity Interests–2.60%

Building & Development–1.23%

Axia Inc. (Acquired 05/30/08; Cost $2,268,885) (f)(i)(k)	505	$2,463,337
Building Materials Holding Corp. (i)(k)	1,279,379	9,211,529
Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 07/15/10; Cost $7,938,060) (i)(k)	780	0
Class B (Acquired 07/15/10; Cost $93,975) (i)(k)	9	0
Class C, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (i)(k)	39	0
Class D, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (i)(k)	54	0
Class E, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (i)(k)	60	0
Class F, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (i)(k)	67	0
Class G, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (i)(k)	76	0
Newhall Holding Co., LLC, Class A (i)(k)	621,593	2,564,069
Rhodes Ranch General Partnership (Acquired 11/23/05; Cost $1,329,375) (i)(l)	1,038,734	83,099
Tamarack Resort LLC (Acquired 03/07/14; Cost $0) (i)(k)	28,000	0
WCI Communities, Inc. (k)	93,512	1,731,848
		16,053,882

Chemicals & Plastics–0.00%

Lyondell Chemical Co., Class A (l)	142	14,139

Conglomerates–0.07%

Euramax International, Inc. (i)(k)	3,272	932,577

Containers & Glass Products–0.00%

Nexpak Corp. (Acquired 09/01/99; Cost $6,411,681) (i)(k)	70	0

Cosmetics & Toiletries–0.19%

Levlad, LLC & Arbonne International, LLC (i)(k)	4,893	538,186
Marietta Intermediate Holding Corp. (Acquired 12/22/04-01/14/05; Cost $4,632,828) (f)(i)(k)	3,872,488	2,013,694
Marietta Intermediate Holding Corp., Wts. expiring 02/20/19 (Acquired 07/25/06; Cost $0) (f)(i)(k)	519,444	0
		2,551,880

Drugs–0.00%

BPA Laboratories, Class A, Wts. expiring 04/29/24 (Acquired 04/29/14; Cost $0) (i)(k)	7,160	0
Class B, Wts. expiring 04/29/24 (Acquired 04/29/14; Cost $0) (i)(k)	11,479	0
		0

Financial Intermediaries–0.00%

RJO Holdings Corp. (i)(k)	2,852	28,516
RJO Holdings Corp., Class A (i)(k)	2,314	1,157
RJO Holdings Corp., Class B (i)(k)	3,000	1,500
		31,173

Home Furnishings–0.21%

Quality Home Brands Holdings LLC (i)(k)	9,358	1,169,750
World Kitchen, LLC (Acquired 01/31/03; Cost $138,363) (i)(l)	52,654	1,571,195
		2,740,945

Lodging & Casinos–0.45%

Twin River Management Group, Inc., Class A (i)(l)	189,050	5,836,919

Publishing–0.43%

Affiliated Media, Inc. (i)(k)	81,915	2,211,708
Cygnus Business Media, Inc. (Acquired 07/19/04; Cost $1,793,148) (f)(i)(k)	8,426	0
Endurance Business Media, Inc., Class A (Acquired 12/14/10; Cost $9,158,869) (f)(i)(k)	13,517	0
F&W Publications, Inc. (i)(k)	18,385	873,292
MC Communications, LLC (Acquired 07/02/09; Cost $0) (i)(k)	739,818	0

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Shares	Value

Publishing–(continued)

Merrill Communications LLC, Class A (i)(k)	326,686	$980,058
Tribune Co., Class A (m)	19,027	1,506,939
		5,571,997

Retailers (except Food & Drug)–0.02%

Targus Group International, Inc. (Acquired 12/16/09; Cost $0) (i)(k)	22,469	273,448

Telecommunications–0.00%

CTM Media Holdings Inc., Class B (l)	127	10,152
Total Common Stocks & Other Equity Interests		34,017,112

Preferred Stocks–0.02%

Building & Development–0.01%

Tamarack Resort LLC (Acquired 03/07/14; Cost $119,180) (i)(k)	505	119,180

Financial Intermediaries–0.00%

RJO Holdings Corp., Series A-2 (i)(k)	584	48,473

Utilities–0.01%

Genie Energy Ltd. (l)(n)	7,632	59,529
Total Preferred Stocks		227,182

Money Market Funds–0.86%

Liquid Assets Portfolio, Institutional Class (o)	5,668,159	5,668,159
Premier Portfolio, Institutional Class (o)	5,668,158	5,668,158
Total Money Market Funds		11,336,317
TOTAL INVESTMENTS(p)118.65% (Cost $1,576,262,289)		1,553,202,468
BORROWINGS–(15.05)%		(197,000,000)
OTHER ASSETS LESS LIABILITIES–(3.60)%		(47,162,314)
NET ASSETS–100.00%		$1,309,040,154

Investment Abbreviations:

CDO	— Collateralized Debt Obligation

CLO	— Collateralized Loan Obligation

DIP	— Debtor-in-Possession

LOC	— Letter of Credit

PIK	— Payment-in-Kind

Wts.	— Warrants

Notes to Schedule of Investments:

(a)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)	This variable rate interest will settle after May 31, 2014, at which time the interest rate will be determined.

(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 4.

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

Notes to Schedule of Investments (continued):

(e)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Axia Inc., PIK Second Lien Term Loan A	5.00%	6.00%
Lake at Las Vegas Joint Venture, LLC, PIK Exit Revolver Loan	—	5.00
Tamarack Resort LLC, PIK Term Loan A	8.00	8.00
Tamarack Resort LLC, PIK Term Loan B	—	6.50
(f)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of May 31, 2014 was $13,610,563, which represented 1.04% of the Fund’s Net Assets. See Note 3.

(g)	Defaulted security. Currently, the issuer is partially or fully in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2014 was $307,917, which represented less than 1% of the Fund’s Net Assets.

(h)	The borrower has filed for protection in federal bankruptcy court.

(i)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2014 was $159,870,333, which represented 12.21% of the Fund’s Net Assets.

(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.

(k)	Non-income producing security acquired through the restructuring of senior loans.

(l)	Security acquired through the restructuring of senior loans.

(m)	Non-income producing security acquired as part of a bankruptcy restructuring.

(n)	Interest or dividend rate is redetermined periodically.

(o)	The money market fund and the Fund are affiliated by having the same investment adviser.

(p)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

*	Restructured security not accruing interest income.

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer

Invesco Senior Loan Fund

A.	Security Valuations – (continued)

specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Industry Concentration – To the extent that the Fund is concentrated in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.

Invesco Senior Loan Fund

F.	Bank Loan Risk Disclosures – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
G.	Other Risks – The Fund may invest all or substantially of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

H.	Leverage Risk – The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Senior Loan Fund

The following is a summary of the tiered valuation input levels, as of May 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Variable Rate Senior Loan Interests	$ —	$ 1,266,175,408	$ 58,931,571	$ 1,325,106,979
Bonds & Notes	—	107,768,095	671,748	108,439,843
Structured Products	—	74,075,035	—	74,075,035
Equity Securities	26,265,638	11,621,270	7,693,703	45,580,611
Total Investments	$ 26,265,638	$ 1,459,639,808	$ 67,297,022	$ 1,553,202,468

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2014:

	Beginning Balance, as of February 28, 2014	Purchases	Sales	Accrued Discounts/ Premiums	Net Realized Gain	Net Change in Unrealized Appreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of May 31, 2014
Variable Rate Senior Loan Interests	$69,420,734	$7,362,749	$(13,281,955)	$40,431	$38,753	$459,390	$3,966,050	$(9,074,581)	$58,931,571
Bonds & Notes	671,748	—	—	(67)	—	67	—	—	671,748
Equity Securities	18,584,130	119,180	—	—	—	3,029,520	83,099	(14,122,226)	7,693,703
	$88,676,612	$7,481,929	$(13,281,955)	$40,364	$38,753	$3,488,977	$4,049,149	$(23,196,807)	$67,297,022

The Variable Rate Senior Loan Interests determined to be Level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the three months ended May 31, 2014.

	Value 02/28/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 05/31/14	Interest Income
Axia Inc., Common Shares	$ 2,167,737	$ —	$ —	$ 295,600	$ —	$ 2,463,337	$ —
Axia Inc., PIK Second Lien Term Loan A	521,072	7,817	—	—	—	528,889	14,796
Axia Inc., Second Lien Term Loan B	813,704	—	—	—	—	813,704	10,397
Cygnus Business Media, Inc., Common Shares	0	—	—	—	—	0	—
Cygnus Business Media, Inc., Term Loan	2,525,578	—	(14,461)	425,254	13	2,936,384	104,814
Endurance Business Media, Inc., Class A Common Shares	0	—	—	—	—	0	—
Endurance Business Media, Inc., First Lien Term Loan	1,666,841	—	—	—	—	1,666,841	106,493
Marietta Intermediate Holding Corp., Common Shares	2,013,694	—	—	—	—	2,013,694	—
Marietta Intermediate Holding Corp., First Lien Term Loan B	3,187,714	—	—	—	—	3,187,714	57,314
Marietta Intermediate Holding Corp., Warrants	0	—	—	—	—	0	—
Total	$ 12,896,340	$ 7,817	$ (14,461)	$ 720,854	$ 13	$ 13,610,563	$ 293,814

Invesco Senior Loan Fund

NOTE 4 — Unfunded Loan Commitments

As of May 31, 2014, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount	Value
David’s Bridal, Inc.	Term Loan	$2,300,290	$2,222,080
Delta Air Lines, Inc.	Revolver Loan	8,340,476	8,111,113
Delta Air Lines, Inc.	Revolver Loan	1,226,541	1,177,479
Getty Images, Inc.	Revolver Loan	4,153,503	3,655,082
H.J. Heinz Co.	Revolver Loan	7,971,773	7,852,196
Lake at Las Vegas Joint Venture, LLC	Exit Revolver Loan	16,242	5,847
Surgical Care Affiliates, LLC	Extended Revolver Loan B	3,000,000	2,981,025
Texas Competitive Electric Holdings Co. LLC	DIP Delayed Draw Term Loan	581,276	584,244
Texas Competitive Electric Holdings Co. LLC	DIP Term Loan	753,017	756,862
West Corp.	Extended Revolver Loan	3,192,428	3,096,655
		$31,535,546	$30,442,583

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2014 was $333,683,098 and $403,304,255, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$54,502,320
Aggregate unrealized (depreciation) of investment securities	(92,115,194)
Net unrealized appreciation (depreciation) of investment securities	$(37,612,874)
Cost of investments for tax purposes is $1,590,815,342.

NOTE 6 — Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the three months ended May 31, 2014, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$4,153,503	$3,655,082
Goldman Sachs Lending Partners LLC	10,272,062	10,074,276
Total	$14,425,565	$13,729,358

Invesco Senior Loan Fund

Item 2. Controls and Procedures.

(a)	As of May 23, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Senior Loan Fund

By:	/s/ Colin Meadows
Colin Meadows Principal Executive Officer

Date:	July 29, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows Principal Executive Officer

Date:	July 29, 2014

By:	/s/ Sheri Morris
Sheri Morris Principal Financial Officer

Date:	July 29, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.